Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

On January 16 and January 23, 2024, the Company exercised its purchase options under the CMBFL SLB and took full ownership of M/Ts Julius Caesar and Legio X Equestris for $48,604 and $49,272 respectively. Following the vessels purchase that was facilitated via Company’s cash and a short-term revolving bridge loan from HSBC (the “HSBC Bridge”), the Company on January 18 and January 25, 2024 concluded SLBs (the “New CMBFL SLBs”) for the financing of M/Ts Julius Caesar and Legio X Equestris respectively from the same institution (CMBFL). The duration of the New CMBFL SLBs is for eight years and the Company has continuous options, after the first year, to buy back the vessels at purchase prices stipulated in the New CMBFL SLBs depending on when the option will be exercised and at the end of the eight-year period the Company has an option to buy back the vessels for a consideration of $37,500 per vessel. The New CMBFL SLBs have a fixed bareboat hire rate of $7,300 per annum that includes both interest and repayment. The consideration from the New CMBFL SLBs amounted to $125,000 ($62,500 per vessel) and the SLBs have similar customary covenants and event of default clauses as the SLBs that preceded them with CMBFL. Under the HSBC Bridge the Company drew down $20,000 on January 16, 2024 for the purchase of M/T Julius Caesar that were repaid on January 18, 2024 and another $8,000 on January 23, 2024 for the purchase of M/T Legio X Equestris that were repaid on January 25, 2024. The HSBC Bridge was for a maximum amount of $24,000 at any time, carried an interest of 3% plus term SOFR and was guaranteed by Mr. Evangelos J. Pistiolis, for which guarantee Mr. Evangelos J. Pistiolis charged the Company a 1% fee on the amounts drawn down.

On February 6, 2024 the Company redeemed 3,659,627 Series F Shares for $43,916.